Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Summary of lease assets and liabilities
The following table summarizes our lease assets and liabilities as of December 31, 2020:

Lease assets
Operating lease assets	$9,337
Finance lease assets	551

Total lease assets	$9,888

Lease liabilities
Current
Operating lease liabilities	3,213
Finance lease liabilities	138
Non-current
Operating lease liabilities	9,841
Finance lease liabilities	430

Total lease liabilities	$13,622

Summary of maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases by fiscal year are as follows:

As of December 31, 2020
2021	$3,990
2022	4,237
2023	4,162
2024	2,321
2025	60
Total lease payments	$14,770
Less: Interest	(1,716)
Present value of lease liabilities	$13,054

Summary of maturities of lease liabilities under capital leases
Maturities of lease liabilities under capital leases by fiscal year are as follows:

As of December 31, 2020
2021	$173
2022	173
2023	173
2024	130
Total lease payments	$649
Less: Interest	(81)
Present value of lease liabilities	$568

Summary of minimum lease payments under operating leases	Minimum lease payments under operating leases by fiscal year were as follows:

Future Minimum Lease Payments
2020	$4,115
2021	4,003
2022	4,121
2023	4,127
2024	2,313
Thereafter	60

$18,739